INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2012 National Bank Of Greece S.A	Dec. 31, 2012 NBG London Branch (United Kingdom)	Dec. 31, 2012 Finansbank A.S. (Turkey)	Dec. 31, 2012 United Bulgarian Bank A.D. Sofia (Bulgaria)	Dec. 31, 2012 Vojvodjanska Banka A.D. Novi Sad (Serbia)	Dec. 31, 2012 Banca Romaneasca S.A. (Romania)	Dec. 31, 2012 NBG Securities S.A. (Greece)	Dec. 31, 2012 NBG Asset Management Mutual Funds S.A. (Greece)	Dec. 31, 2012 Ethniki Leasing S.A. (Greece)	Dec. 31, 2012 Expiration Date 2013 [Member] EUR (€)	Dec. 31, 2012 Expiration Date 2014 [Member] EUR (€)	Dec. 31, 2012 Expiration Date 2015 [Member] EUR (€)	Dec. 31, 2012 Expiration Date 2016 [Member] EUR (€)	Dec. 31, 2012 Expiration Date 2017 [Member] EUR (€)	Dec. 31, 2012 Expiration Date 2018 [Member] EUR (€)	Dec. 31, 2012 Expiration Date 2019 [Member] EUR (€)	Dec. 31, 2012 Unlimited [Member] EUR (€)
The Significant Components Of The Income Tax Expense
Current tax expense domestic				€ (33,632,000)	€ (46,297,000)	€ (110,967,000)
Current tax expense foreign				(171,603,000)	(107,342,000)	(149,212,000)
Deferred tax (expense)/benefit domestic				(19,105,000)	(307,995,000)	182,121,000
Deferred tax (expense)/benefit foreign				55,201,000	2,289,000	35,747,000
Total income tax (expense) / benefit			(221,010,000)	(169,139,000)	(459,345,000)	(42,311,000)
The Differences Between The Statutory Income Tax Rates And The Effective Tax Rates
Income tax calculated based on statutory income tax rate of 20% (2010: 24% and 2011: 20%)				(469,770,000)	(2,809,627,000)	(63,766,000)
Effect of tax exempt income				(58,460,000)	(18,132,000)	(35,029,000)
Effect of different tax rates in other countries				(21,119,000)	10,535,000	(60,839,000)
Non deductible expenses				50,376,000	120,968,000	52,769,000
Statutory revaluation of fixed assets				(9,569,000)	0	0
Effect of change in income tax rate				0	9,851,000	43,987,000
Non-offsettable income taxes with current year income taxes				14,262,000	12,740,000	14,059,000
Income tax audit settlement				5,894,000	8,223,000	2,494,000
Other				(724,000)	9,174,000	9,535,000
Income tax expense / (benefit) before additional income taxes				169,139,000	459,345,000	(36,790,000)
Additional income tax under Greek tax laws 3808/2009 and 3845/2010				0	0	26,126,000
Non-offsettable income taxes in accordance with Law 3842/2010				0	0	52,975,000
Income tax expense / (benefit) after additional income taxes				169,139,000	459,345,000	42,311,000
Valuation allowance for deferred tax assets				658,249,000	3,115,613,000	0
Deferred Tax Assets:
Allowance for loan losses				813,060,000	477,575,000
Mark to market valuation of securities and derivatives				597,125,000	1,109,601,000
Pension and other post retirement benefits				87,739,000	53,519,000
Insurance reserves				84,298,000	93,940,000
Revaluation of land and buildings				150,419,000	137,640,000
Intangibles recognised upon acquisition and other assets				53,000	192,000
Tax loss carried forward				369,996,000	210,461,000
Other				187,903,000	98,340,000
Gross deferred tax assets				4,125,512,000	3,504,909,000
Deferred tax assets / liabilities for netting				(167,420,000)	(130,204,000)
Net deferred tax assets				3,958,092,000	3,374,705,000
Valuation allowance for deferred tax assets				(3,788,201,000)	(3,115,613,000)
PSI tax losses				1,834,919,000	1,323,641,000
Deferred Tax Liabilities:
Allowance for loan losses				(35,576,000)	(22,455,000)
Mark to market valuation of securities and derivatives				(47,518,000)	(31,477,000)
Pension and other post retirement benefits				(783,000)	0
Revaluation of land and buildings				(1,103,000)	(1,358,000)
Intangibles recognised upon acquisition and other assets				(37,224,000)	(37,644,000)
Tax free reserves				(92,003,000)	(92,556,000)
Other				(17,076,000)	(6,927,000)
Gross deferred tax liablities				(231,283,000)	(192,417,000)
Deferred tax liabilities / assets for netting				167,420,000	130,204,000
Net deferred tax liabilities				(63,863,000)	(62,213,000)
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Deferred tax asset				1,918,496,000													12,846,000	97,035,000	765,279,000	22,190,000	921,688,000	37,392,000	54,494,000	7,572,000
Reconciliation of the Change in Unrecognized Tax Benefits
Balance, at beginning of year		9,787,000		10,891,000	10,763,000	18,873,000
Reductions related to positions taken during prior years				(1,239,000)	0	(32,000)
Additions related to positions taken during the current year				135,000	344,000	3,500,000
Settlements				0	(185,000)	(11,606,000)
Effect of foreign exchange differences				0	(31,000)	28,000
Balance, at end of year				9,787,000	10,891,000	10,763,000	18,873,000
Income Tax Disclosure Textual Details [Abstract]
Operating Loss Carryforwards					1,392,034,000
Existing law / New law	10.00%	26.00%	20.00%	20.00%	20.00%	24.00%
Income Tax Reconciliation Change In Deferred Tax Assets Valuation Allowance				0	9,900,000	44,000,000
Profit distribution withholding tax			25.00%	25.00%
Withholding tax on bond interest income not refunded						53,000,000
Special tax levy / non-recurring tax						26,100,000
Profit limitation for additional tax							100,000
Interest				23,000	11,000	50,000
Cumulative interest				91,000	68,000	57,000
Settlement of open tax years						185,000
Realization Of Deferred Tax Assets				169,891,000	259,092,000
Group Dta				369,996,000
Tax Losses Carry Forward				€ 1,918,496,000
Nominal corporation tax rate reduction			20.00%	20.00%
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group			2010-2012	2010-2012				2009-2012	2011-2012	2007-2008 & 2010-2012	2010-2012	2005-2012	2007-2012	2009-2012	2009-2012	2010-2012